Inventories (Tables)	12 Months Ended
Mar. 31, 2012
Schedule Of Inventories

Inventories at March 31, 2011 and 2012 comprised the following:

	2011	2012
	Millions of yen
Telecommunications equipment to be sold and materials	¥157,318	¥160,482
Projects in progress	94,334	101,052
Supplies	63,331	67,839

Total	¥314,983	¥329,373